Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 4,607,693	$ 8,926,753
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance for doubtful accounts - accounts receivable	246,204	972,642
Allowance (recovery) for doubtful accounts - advance to suppliers	1,899,004	(8,547)
Allowances for bad debts - loan to third parties	59,742	0
Inventory reserve (recovery)	(84,414)	156,775
Depreciation expense	1,180,090	1,244,154
Decrease (increase) in deferred tax asset	(98,473)	163,987
Amortization of intangible asset	184,213	197,026
Changes in operating assets and liabilities:
Accounts receivable	(3,192,557)	(212,550)
Advances to suppliers	(11,438,701)	(5,762,321)
Inventory	(97,373)	20,295
Other receivables	(11,192)	(49,507)
Accounts payable	(965,208)	(486,409)
Customer deposits	244,020	76,546
Taxes payable	87,175	(1,516,651)
Accrued liabilities and other payables	346,725	728,339
Net cash provided by operating activities	(7,033,052)	4,450,532
Cash flows from investing activities
Additions to property, plant and equipment	(10,819)	(242,552)
Proceeds from disposal of property, plant and equipment	0	32,940
Changes in deposit for asset acquisition	1,505,770	1,085,752
Deposit for business acquisition	(3,372,925)	(8,030,000)
Net cash used in investing activities	(1,877,974)	(7,153,860)
Cash flows from financing activities
Changes in restricted cash	(343,316)	3,533,200
Proceeds from third party loan	885,694	0
Proceeds from Bankers acceptance notes payable	4,818,464	2,248,400
Repayments of Bankers acceptance notes payable	(3,011,540)	(9,314,800)
Proceeds from bank loans	7,001,831	12,012,880
Repayments of bank loans	(8,251,620)	(5,299,800)
Net proceeds from stock issuance	7,957,100	5,663,122
Net cash provided by financing activities	9,056,613	8,843,002
Effect of exchange rate changes on cash and cash equivalents	(476,134)	(281,560)
Net increase (decrease) in cash and cash equivalents	(330,547)	5,858,114
Cash and cash equivalents, beginning of year	6,273,389	415,275
Cash and cash equivalents, end of year	5,942,842	6,273,389
Supplemental disclosure information:
Income taxes paid	696,435	2,892,808
Interest paid	261,625	411,805
Supplemental non-cash financing activity:
Common shares issued for Minority interest buyback	$ 2,160,142	$ 0